PROMISSORY NOTE - LIMINATUS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
PROMISSORY NOTE - LIMINATUS

Note 5. Debt

The Company has the following debt outstanding as of March 31, 2025 and December 31, 2024 (in thousands):

		March 31, 2025	December 31, 2024
Feelux Bonds	Short-term debt, net, related parties	$10,000	$10,000
Car-Tcellkor Loan	Short-term debt, net, related parties	800	800
Ewon Loan	Short-term debt, net, related parties	2,000	2,000
Valetudo Loan	Short-term debt, net, related parties	700	700
Valetudo June 2023 Loans	Short-term debt, net, related parties	500	500
Valetudo July 2023 Loan	Short-term debt, net, related parties	250	250
Valetudo August 2023 Loans	Short-term debt, net, related parties	400	400
Ewon September 2023 Loan	Short-term debt, net, related parties	200	200
Valetudo November 2023 Loan	Short-term debt, net, related parties	200	200
Ewon December 2023 Loan	Short-term debt, net, related parties	1,000	1,000
Valetudo January 2024 Loans	Short-term debt, net, related parties	750	750
Prophase February 2024 Loan	Short-term debt, net, related parties	200	200
Prophase March 2024 Loan	Short-term debt, net, related parties	250	250
Prophase April 2024 Loan	Short-term debt, net, related parties	250	250
Prophase May 2024 Loans	Short-term debt, net, related parties	790	790
Prophase July 2024 Loans	Short-term debt, net, related parties	83	83
Prophase August 2024 Loans	Short-term debt, net, related parties	50	50
Hana August 2024 Loans	Short-term debt, net, related parties	850	850
Amantes November 2024 Loans	Short-term debt, net, related parties	700	700
Amantes January 2025 Loans	Short-term debt, net, related parties	300	—
Prophase February 2025 Loan	Short-term debt, net, related parties	206	—
Prophase March 2025 Loan	Short-term debt, net, related parties	207	—

Short-term debt, related parties		$20,686	$19,973

As of March 31, 2025 and December 31, 2024, the Company’s outstanding debt agreements are all classified as current as all are past due with the exception of the Prophase February 2025 Loan and the Prophase March 2025 Loan, which are due within one year and are classified as current in the accompanying unaudited condensed balance sheets. All of the loans are with related parties (see Note 4).

As the Company’s loans are with related parties, the Company and its related parties have mutually agreed to defer repayment until a time that is mutually agreed upon between the Company and its related parties.

Note 5. Debt

The Company has the following debt outstanding as of December 31, 2024 and 2023 (in thousands):

		December 31,
		2024	2023
Feelux Bonds	Short-term debt, net, related parties	$10,000	$10,000
Car-Tcellkor Loan	Short-term debt, net, related parties	800	800
Ewon Loan	Short-term debt, net, related parties	2,000	2,000
Valetudo Loan	Short-term debt, net, related parties	700	700
Valetudo June 2023 Loans	Short-term debt, net, related parties	500	500
Valetudo July 2023 Loan	Short-term debt, net, related parties	250	250
Valetudo August 2023 Loans	Short-term debt, net, related parties	400	400
Ewon September 2023 Loan	Short-term debt, net, related parties	200	200
Valetudo November 2023 Loan	Short-term debt, net, related parties	200	200
Ewon December 2023 Loan	Short-term debt, net, related parties	1,000	1,000
Valetudo January 2024 Loans	Short-term debt, net, related parties	750	—
Prophase February 2024 Loan	Short-term debt, net, related parties	200	—
Prophase March 2024 Loan	Short-term debt, net, related parties	250	—
Prophase April 2024 Loan	Short-term debt, net, related parties	250	—
Prophase May 2024 Loans	Short-term debt, net, related parties	790	—
Prophase July 2024 Loans	Short-term debt, net, related parties	83	—
Prophase August 2024 Loans	Short-term debt, net, related parties	50	—
Hana August 2024 Loans	Short-term debt, net, related parties	850	—
Amantes November 2024 Loans	Short-term debt, net, related parties	700	—

Short-term debt, related parties		$19,973	$16,050

As of December 31, 2024 and 2023, the Company’s outstanding debt agreements are all classified as current as all are past due with the exception of the Amantes November 2024 Loans, which are due within one year. All of the loans are with related parties (see Note 4).

As the Company’s loans are with related parties, the Company and its related parties have mutually agreed to defer repayment of the past due loans until the completion of the Company’s business combination with Iris.

Iris
PROMISSORY NOTE - LIMINATUS

Note 6. Promissory Note - Liminatus

On October 4, 2023, the Company issued an unsecured promissory note in the aggregate principal amount up to $1,500,000 to Liminatus. Pursuant to the Note, Liminatus agreed to loan to the Company an aggregate amount up to $1,500,000 payable following the earlier of (i) closing of the Business Combination, as defined in the Business Combination Agreement dated November 30, 2022, or (ii) thirty (30) days following the termination of the Business Combination Agreement; provided, however, in the event the Company commences liquidation proceedings, this Note shall be cancelled and all amounts due, including all principal and accrued interest, shall be forgiven.

Interest on the Note compounds annually and accrues on each unpaid Advance made under this Note at the rate of 5% per annum. On February 28, 2024, the Liminatus unsecured promissory note was amended and restated to increase the aggregate principal amount to up to $2,500,000, and add advances that occurred under the note. On August 2, 2024, the Liminatus unsecured promissory note was amended and restated to increase the aggregate principal amount to up to $3,500,000, and add advances that occurred under the note. On November 27, 2024, the Liminatus unsecured promissory note was amended and restated to increase the aggregate principal amount to up to $5,000,000, and add advances that occurred under the note. As of March 31, 2025 and December 31, 2024, the Company’s outstanding balance was $4,243,500 and $3,668,500, respectively. For the three months ended March 31, 2025 and March 31, 2024, the Company recorded interest expense of $57,098 and $1,339, respectively, which is included within interest expense on the unaudited condensed statements of operations and accounts payable and accrued expenses on the unaudited condensed balance sheets. As of March 31, 2025, total outstanding accrued interest was $185,206, and is included in accounts payable and accrued expenses in the Company’s unaudited condensed balance sheets.

NOTE 6. PROMISSORY NOTE - LIMINATUS

On October 4, 2023, the Company issued an unsecured promissory note in the aggregate principal amount up to $1,500,000 to Liminatus. Pursuant to the Note, Liminatus agreed to loan to the Company an aggregate amount up to $1,500,000 payable following the earlier of (i) closing of the Business Combination, as defined in the Business Combination Agreement dated November 30, 2022, or (ii) thirty (30) days following the termination of the Business Combination Agreement; provided, however, in the event the Company commences liquidation proceedings, this Note shall be cancelled and all amounts due, including all principal and accrued interest, shall be forgiven. Interest on the Note compounds annually and accrues on each unpaid Advance made under this Note at the rate of 5% per annum. On February 28, 2024, the Liminatus unsecured promissory note was amended and restated to increase the aggregate principal amount to up to $2,500,000, and add advances that occurred under the note. On August 2, 2024, the Liminatus unsecured promissory note was amended and restated to increase the aggregate principal amount to up to $3,500,000, and add advances that occurred under the note. On November 27, 2024, the Liminatus unsecured promissory note was amended and restated to increase the aggregate principal amount to up to $5,000,000, and add advances that occurred under the note. As of December 31, 2024 and December 31, 2023, the Company’s outstanding balance was $3,668,500, and including $818,500 respectively. For the years ended December 31, 2024 and

December 31, 2023, the Company recorded interest expense of $119,843 and $8,265, respectively, which is included within interest expense on the statements of operations and accounts payable and accrued expenses on the balance sheets. For the year ended December 31, 2024, total outstanding accrued interest is $128,108.